                                HUNTINGTON FUNDS

                        SUPPLEMENT DATED AUGUST 23, 2000
                                       TO
             INVESTMENT A SHARES AND INVESTMENT B SHARES PROSPECTUS
                                DATED MAY 1, 2000

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         Investors are advised that each of the Funds may lend its portfolio securities on a short-term basis to brokers, dealers or other financial institutions, provided such loans are collateralized by cash, U.S. government obligations, or other high-quality debt obligations and marked to market daily. As a matter of fundamental policy, the aggregate value of all securities loaned by a Fund may not exceed 20% of the Fund's total assets. The risks associated with securities lending include market risk, credit (or default risk) and insolvency risk associated with the borrower or the borrower's collateral and may result in delays in recovery of loaned securities or the loss of all or part of the value of the loaned securities.

                     INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                   WITH THEIR PROSPECTUS FOR FUTURE REFERENCE

                                HUNTINGTON FUNDS

                        SUPPLEMENT DATED AUGUST 23, 2000
                                       TO
                             TRUST SHARES PROSPECTUS

                                DATED MAY 1, 2000

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         Investors are advised that each of the Funds may lend its portfolio securities on a short-term basis to brokers, dealers or other financial institutions, provided such loans are collateralized by cash, U.S. government obligations, or other high-quality debt obligations and marked to market daily. As a matter of fundamental policy, the aggregate value of all securities loaned by a Fund may not exceed 20% of the Fund's total assets. The risks associated with securities lending include market risk, credit (or default risk) and insolvency risk associated with the borrower or the borrower's collateral and may result in delays in recovery of loaned securities or the loss of all or part of the value of the loaned securities.


                     INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                   WITH THEIR PROSPECTUS FOR FUTURE REFERENCE

                                HUNTINGTON FUNDS

                        SUPPLEMENT DATED AUGUST 23, 2000
                                       TO
                       STATEMENT OF ADDITIONAL INFORMATION
                                DATED MAY 1, 2000

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         Investors are advised that the first paragraph under the heading
"Lending Portfolio Securities" is revised as follows:

                  In order to generate additional income, each of the Funds may lend its portfolio securities on a short-term basis to certain brokers, dealers or other financial institutions selected by Huntington and approved by the Trustees. In determining whether to lend to a particular broker, dealer or financial institution, Huntington will consider all relevant facts and circumstances, including the size, creditworthiness and reputation of the borrower. Consistent with SEC guidelines, any loans made will be continuously secured by collateral in cash, U.S. government obligations or other high-quality debt obligations at least equal to 100% of the value of the securities on loan. As a matter of fundamental policy, the aggregate value of all securities loaned by a Fund may not exceed 20% of the Fund's total assets.


                     INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                 WITH THEIR STATEMENT OF ADDITIONAL INFORMATION
                              FOR FUTURE REFERENCE